Investment Strategy	Feb. 28, 2026
A C I Shares [Member] | JPMorgan Corporate Bond Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund mainly invests in corporate bonds that are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality. Under normal circumstances, the Fund invests at least 80% of its assets in corporate bonds. “Assets” means net assets plus the amount of borrowings for investment purposes. A “corporate bond” is defined as a debt security issued by a corporation or non-governmental entity with a maturity of 90 days or more at the time of its issuance. As part of its principal strategy, the Fund invests in corporate bonds structured as corporate debt securities, debt securities of real estate investment trusts (REITs) and master limited partnerships (MLPs), public or private placements, restricted securities and other unregistered securities.The Fund is managed relative to the Bloomberg US Corporate Index (the benchmark). Under normal circumstances, the Fund’s duration is the duration of the benchmark, plus or minus one year. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of May 29, 2026, the duration of the benchmark was 6.76 years. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark at the time of investment, the Fund may invest up to 35% of its total assets in that industry. The Fund may invest in U.S. dollar-denominated securities of foreign issuers. In addition, up to 20% of the Fund’s total assets may be invested in securities rated below investment grade or unrated securities deemed by the adviser to be of comparable quality (also known as junk bonds or high yield bonds) and securities denominated in foreign currencies (some of which may be below investment grade securities). The Fund’s investments in high yield securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund seeks to hedge its non-dollar investments back to the U.S. dollar, but may not always be able to do so. In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and currency derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in futures and swaps structured as interest rate swaps to manage duration relative to the benchmark. The Fund may also utilize foreign currency derivatives such as currency forwards, futures, and foreign exchange swaps to hedge its non-dollar investments back to the U.S. dollar. Although the Fund predominantly invests in corporate bonds, the Fund may also invest in U.S. Treasury securities including for cash management purposes and for duration management. The adviser buys and sells investments for the Fund using a three part process that includes determining: (1) macro credit strategy, (2) sector strategy, and (3) security strategy. In establishing the Fund’s macro credit strategy, the adviser evaluates fundamental, technical and valuation factors, along with macro themes from the adviser’s broader fixed income team, to determine the view on risk for the Fund overall. In the second component of the process, the adviser evaluates sectors based on a blend of top down analysis, including relative value judgments, and bottom up fundamental analysis of companies and their respective sectors to determine sector weightings. The third component of the process focuses on an evaluation of individual companies based on fundamental credit metrics, as well as a review of each company’s competitive environment, event risk and technical factors such as supply, liquidity of debt issued by the company and equity performance. As part of its security strategy, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. Based on the three part process, the adviser overweights and underweights its sector and security investments relative to the benchmark. As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Assets” means net assets plus the amount of borrowings for investment purposes. A “corporate bond” is defined as a debt security issued by a corporation or non-governmental entity with a maturity of 90 days or more at the time of its issuance. As part of its principal strategy, the Fund invests in corporate bonds structured as corporate debt securities, debt securities of real estate investment trusts (REITs) and master limited partnerships (MLPs), public or private placements, restricted securities and other unregistered securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund mainly invests in corporate bonds that are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets in corporate bonds.
A C I Shares [Member] | JPMorgan Emerging Markets Debt Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of the value of its Assets in emerging market debt investments.“Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed (emerging markets). This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. The Fund invests in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J.P. Morgan Emerging Markets Bond Index Global Diversified. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three years” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of May 29, 2026, the duration of the J.P. Morgan Emerging Markets Bond Index Global Diversified was 6.29 years, although the duration will vary in the future. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and foreign currency derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of such derivatives, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies. In making investment decisions for the Fund, the adviser establishes overweight and underweight positions versus the J.P. Morgan Emerging Markets Bond Index Global Diversified based on weighted spread duration. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country of bonds and U.S. Treasury securities. Generally, the prices of a specific sector or country of bonds will increase when spreads tighten and decrease when spreads widen. The adviser uses top down macroeconomic research to assess the general market conditions that may cause spreads to tighten or widen in the countries and sectors where the Fund invests. Based on this top down research, the adviser establishes overweight positions in countries and sectors that it believes are more likely to benefit from tightening spreads and underweight positions in countries and sectors that it believes are more likely to be negatively impacted by widening spreads, a process that is referred to as weighted spread duration. To implement these overweight and underweight positions, the adviser uses bottom up fundamental research to evaluate the relative attractiveness of the individual securities in each country and sector. The adviser is value oriented and this bottom up fundamental research is based on a quantitative assessment of an issuer’s cash flows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the country or sector. Generally, the adviser will sell a security when, based on the considerations described above, the adviser believes that there is better relative value available in the country or sector in securities of comparable quality, or when the adviser believes the issuer’s credit quality will deteriorate materially. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers or countries in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers or countries that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers or countries that may be positively impacted by such factors.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed (emerging markets). This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. The Fund invests in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of the value of its Assets in emerging market debt investments.
A C I Shares [Member] | JPMorgan Floating Rate Income Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund invests mainly in floating rate debt instruments issued by corporations. These investments include leveraged loan assignments and participations (Loans) and commitments to purchase Loans (Unfunded Commitments). Loans will typically consist of senior secured floating rate loans (Senior Secured Loans) but may also include unsecured loans, second lien loans, bridge loans or loans that are junior or subordinated (Junior Loans). Leveraged loans generally are rated below investment grade or are considered by the adviser to be below investment grade debt securities (also known as “junk bonds,” “high yield securities” and “non-investment grade bonds”). In addition to investing in Loans, as part of its principal strategy, the Fund may also invest in other floating rate high yield securities such as corporate bonds. In addition, the Fund may invest in other corporate debt securities, warrants and rights, convertible securities, common stock, preferred stock and cash equivalents.Under normal circumstances, the Fund will invest at least 80% of its Assets in floating rate instruments.For purposes of this policy, “floating rate instruments” are floating rate loans, convertible securities, corporate bonds, preferred shares, other floating rate debt instruments, money market funds and equity securities (or rights to acquire securities) that are structured to pay a floating rate of interest or income. “Assets” means net assets plus the amount of borrowings for investment purposes.The Fund may invest up to 100% of the Fund’s total assets in below investment grade securities or unrated securities that the adviser deems to be of equivalent quality. Such securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. Generally, the Fund will not invest, at the time of investment, more than 40% of total assets in securities rated CCC+/Caa1 or lower or unrated securities deemed to be of equivalent quality to such securities. The Fund generally invests in securities issued in U.S. dollars including U.S. dollar-denominated securities issued by foreign corporations and U.S. affiliates of foreign corporations. Up to 20% of the Fund’s total assets may be invested in non-U.S. dollar denominated securities in foreign and “emerging markets.” Generally, the Fund attempts to minimize currency exposure to foreign currencies through hedging. Because of the nature of the Fund’s investments, the Fund may, from time to time, acquire securities and instruments related to its holdings that are issued in connection with amendments, waivers, conversions, exchanges, warrants, and rights offerings, as well as bankruptcy reorganizations and other financial or other corporate reorganizations. These securities and instruments include the types of securities that the Fund invests in directly as part of its principal strategy such as Loans, common stock, preferred stock, warrants and rights, corporate bonds, and notes, as well as other types of securities and instruments such as pay-in-kind (PIK) notes, zero-coupon notes, and private placements. In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, forwards and other foreign currency transactions in the management of portfolio investments. The Fund may also use such derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may use swaps structured as credit default swaps related to individual Loans or other securities or indexes of Loans or securities to gain or limit exposure to Loans and other securities, to mitigate risk exposure and to manage cash flow needs. In addition, the Fund may use currency derivatives to hedge non-dollar investments back to the U.S. dollar. The adviser buys and sells securities and investments for the Fund through a value-oriented, bottom-up research process that utilizes fundamental credit analysis to identify favorable and unfavorable risk/reward opportunities across sectors, industries and structures while minimizing credit risk. Such fundamental credit analysis includes focusing on the issuer’s underlying business prospects, capital requirements, capital structure, collateral, covenants, enterprise value, liquidity and management. The adviser strives to mitigate credit risk with research of sectors and issuers and will search for opportunities in inefficient sectors of the market where credit ratings have not caught up with fundamentals. The adviser’s fundamental analysis will be complemented by its macroeconomic insights as they relate to factors such as default rates and capital market liquidity. In addition to traditional fundamental credit and valuation analysis for distressed debt investments, the adviser focuses on identifying the cause (or potential causes) of a company’s distress and identifying catalysts that drive value creation and downside risk. To assess downside risk and upside potential of a particular investment, the adviser generally focuses on analyzing the potential volatility of a company’s enterprise value relative to the leveraged market value of the prospective or current investment. As part of its credit analysis, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on certain issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, “floating rate instruments” are floating rate loans, convertible securities, corporate bonds, preferred shares, other floating rate debt instruments, money market funds and equity securities (or rights to acquire securities) that are structured to pay a floating rate of interest or income. “Assets” means net assets plus the amount of borrowings for investment purposes.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests mainly in floating rate debt instruments issued by corporations. These investments include leveraged loan assignments and participations (Loans) and commitments to purchase Loans (Unfunded Commitments). Loans will typically consist of senior secured floating rate loans (Senior Secured Loans) but may also include unsecured loans, second lien loans, bridge loans or loans that are junior or subordinated (Junior Loans). Leveraged loans generally are rated below investment grade or are considered by the adviser to be below investment grade debt securities (also known as “junk bonds,” “high yield securities” and “non-investment grade bonds”). In addition to investing in Loans, as part of its principal strategy, the Fund may also invest in other floating rate high yield securities such as corporate bonds. In addition, the Fund may invest in other corporate debt securities, warrants and rights, convertible securities, common stock, preferred stock and cash equivalents.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its Assets in floating rate instruments.
A C I Shares [Member] | JPMorgan Global Bond Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing across sectors in developed and emerging markets located around the world. The Fund is flexible and opportunistic. Because the Fund is not managed to a benchmark, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) has broad discretion to shift the Fund’s exposure to strategies, sectors, countries or currencies based on changing market conditions and its view of the best mix of investment opportunities. In buying and selling investments for the Fund, the adviser allocates the Fund’s exposure to strategies, sectors, countries, and currencies based on the adviser’s analysis of individual investments and broader economic conditions in individual countries, regions and the world. This allows the adviser to take a conservative approach during uncertain periods and move into higher risk opportunities as market conditions improve, which may result in the Fund focusing in only a few markets and sectors. The Fund’s focus may change from time to time. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers or countries in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers or countries that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers or countries that may be positively impacted by such factors. Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds. “Assets” means net assets plus the amount of borrowings for investment purposes. Under normal circumstances, the Fund will invest at least 40% of its total assets in countries other than the United States (Non-U.S. Countries) unless the adviser determines, in its sole discretion, that conditions are not favorable. If the adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in Non-U.S. Countries provided that the Fund will not invest less than 30% of its total assets in Non-U.S. Countries under normal circumstances except for temporary defensive purposes. The Fund may invest in developed or emerging markets. Emerging markets currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries and Hong Kong. In managing the Fund, the adviser will invest in issuers in at least three countries other than the U.S. under normal circumstances. The Fund may invest a substantial part of its assets in just one country and is not required to allocate its investments in any set percentages in any particular countries. Currently, the Fund anticipates that it will invest no more than 50% of its total assets in non-dollar denominated securities but may invest more from time to time to take advantage of market conditions. Although the Fund has the flexibility to invest without limit in securities that are rated below investment grade (also known as junk bonds or high yield securities), or the unrated equivalent, the Fund generally invests at least 25% of the Fund’s total assets in investments that, at the time of purchase are rated investment grade or the unrated equivalent. The "unrated equivalent" refers to securities that are unrated but deemed by the adviser to be of comparable quality. The Fund has flexibility to decrease the percentage of assets invested in investment grade securities at any time to take advantage of higher risk opportunities when market conditions are improving. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments. The Fund currently seeks to maintain a duration of eight years or less, although the Fund has the flexibility to maintain a longer duration under certain market conditions such as significant volatility in interest rates and spreads. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As part of its principal investment strategy, the Fund may invest in fixed and floating rate debt securities issued in developed and emerging markets. These securities may include debt securities issued by governments and their agencies, state and provincial governmental entities, supranational organizations, corporations, and banks. The Fund may also use currency-related transactions involving currency derivatives as part of its primary investment strategy. A derivative is an instrument that has a value based on another instrument, exchange rate or index. The Fund may use currency derivatives including foreign forward currency contracts (including non-deliverable forwards) and currency options for hedging or to gain or manage exposure to currencies or securities. The adviser has flexibility to significantly increase the Fund’s exposure to securities or currencies through the use of currency derivatives. The Fund is not required to hedge its non-dollar investment back to the U.S. dollar through the use of derivatives, but may do so from time to time as part of its strategy. In addition to currency derivatives, the Fund may use other fixed income and credit derivatives including futures contracts, options, and swaps (including credit default swaps). The Fund may use derivatives as substitutes for securities in which the Fund can invest. The Fund may also use derivatives for hedging purposes (for example, to take synthetic short positions to decrease exposure to certain securities, markets or currencies), to seek to increase gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies. A significant portion of the Fund’s assets may be invested in asset-backed, mortgage-related and mortgage-backed securities. Such securities may be structured as collateralized mortgage obligations and stripped mortgage-backed securities, including those structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may also invest in structured investments including credit linked notes (CLNs) for which the reference instrument is an emerging markets or developed markets debt instrument, adjustable rate mortgage loans (ARMs), and custodial receipts. The Fund may invest a significant amount of its assets in “sub-prime” mortgage-related securities. The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund may invest in mortgage pass-through securities including mortgage securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short. The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers. The Fund may also invest in synthetic variable rate instruments, when-issued securities, delayed delivery securities, forward commitments, zero-coupon securities, pay-in-kind securities, inverse floating rate securities, short-term funding agreements, and deferred payment securities. As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing across sectors in developed and emerging markets located around the world. The Fund is flexible and opportunistic. Because the Fund is not managed to a benchmark, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) has broad discretion to shift the Fund’s exposure to strategies, sectors, countries or currencies based on changing market conditions and its view of the best mix of investment opportunities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds.
A C I Shares [Member] | JPMorgan Income Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective by investing opportunistically among multiple debt markets and sectors that the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) believes have high potential to produce income and have low correlations to each other in order to manage risk. The Fund is flexible and not managed to a benchmark. This allows the Fund to shift its allocations based on changing market conditions, which may result in investing in a single or multiple markets and sectors. The Fund also uses a strategy of managing distributions throughout the year to help reduce fluctuations in monthly dividends. “Income” in the Fund’s name refers to the Fund’s strategy of seeking to provide a predictable level of dividend income by investing opportunistically across different markets and sectors and utilizing income management strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity. The Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets, including countries whose economies are less developed (emerging markets). The Fund invests primarily in U.S. dollar denominated securities, although the Fund may also invest in non-dollar denominated securities. The Fund currently anticipates that it will invest no more than 10% of its total assets in non-dollar denominated securities, although, from time to time, the Fund may invest a greater percentage of its assets in non-dollar denominated securities to take advantage of market conditions. In connection with managing volatility, the Fund seeks to maintain a duration of ten years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than ten years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Although the Fund has the flexibility to invest above 65% of its total assets in investments that are rated below investment grade (also known as junk bonds or high yield securities) or are unrated but deemed by the adviser to be of comparable quality (unrated equivalent) to take advantage of market opportunities, under normal market conditions the Fund invests at least 35% of its total assets in investments that, at the time of purchase, are rated investment grade or the unrated equivalent. Below investment grade securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. A significant portion of the Fund’s assets may be invested in asset-backed securities, mortgage-related securities and mortgage-backed securities. Such securities may be structured as collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund also may invest in inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. The Fund may also invest in structured investments and adjustable rate mortgage loans (ARMs). The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities. The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund may also invest in mortgage pass-through securities including securities eligible to be sold on the “to-be-announced” or TBA market (mortgage TBAs). The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short. The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers. The Fund may invest in loan participations and assignments (Loans) and commitments to purchase Loans (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. The Fund may also invest in convertible securities and preferred stock that the adviser believes will produce income or generate return. The Fund also may use bank obligations, commercial paper, corporate debt securities, custodial receipts, inverse floating rate instruments, municipal securities, private placements, restricted securities and other unregistered securities, real estate investment trusts (REITs), short-term funding agreements, when-issued securities, delayed delivery securities and forward commitments, and zero-coupon, pay-in-kind and deferred payment securities. The securities in which the Fund invests may include debt securities issued by governments and their agencies, supranational organizations, corporations, and banks. The Fund has flexibility to utilize derivatives and at times, use of such derivatives may be a principal strategy. Derivatives are instruments that have a value based on another instrument, exchange rate or index. Derivatives will be used primarily for hedging, including duration hedging, but may also be used as substitutes for securities in which the Fund can invest. Such derivatives may include futures contracts, options, swaps including interest rate and credit default swaps, and forward contracts. The Fund may also use derivatives for other hedging purposes (e.g., decreasing or increasing exposure to certain securities), to increase income and gain to the Fund, as part of its risk management process by establishing or adjusting exposure to particular securities, markets or currencies and/or to manage cash flows. As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s assets may be invested in cash and cash equivalents. In buying and selling investments for the Fund, the adviser uses a flexible, opportunistic approach that combines strategy and sector rotation (asset allocation). Strategy rotation refers to the shifting of investments among the multiple debt markets in which the Fund may invest. Sector rotation refers to the shifting of investments from one or more sectors (for example, high yield) into one or more other sectors (for example, emerging markets). For each strategy/sector, dedicated specialists provide security research and recommendations to the lead portfolio managers. Buy and sell decisions are based on fundamental, quantitative and technical analysis, including the expected potential to generate income. As part of its risk management strategy, the adviser typically will invest in multiple strategies/sectors, but, as part of the Fund’s opportunistic strategy, the adviser has flexibility to invest in a single or small number of strategies/sectors from time to time. Due to the Fund’s flexible asset allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments. Generally, the adviser will sell a security when, based on fundamental, quantitative and technical analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers or countries in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers or countries that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers or countries that may be positively impacted by such factors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Income” in the Fund’s name refers to the Fund’s strategy of seeking to provide a predictable level of dividend income by investing opportunistically across different markets and sectors and utilizing income management strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its objective by investing opportunistically among multiple debt markets and sectors that the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) believes have high potential to produce income and have low correlations to each other in order to manage risk.
A C I Shares [Member] | JPMorgan Short Duration Core Plus Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Consistent with the Fund’s dual objective of seeking total return and preservation of capital, the Fund uses a multi-sector strategy in order to create a diversified portfolio that generates total return while managing risk. The Fund principally invests in traditional fixed income sectors (for example, investment grade corporate bonds), while also having the flexibility to allocate its assets to extended sectors such as below investment grade securities (also known as high yield or junk bonds) and foreign and emerging markets debt. The Fund may invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities, mortgage TBAs, private placements, restricted securities and other unregistered securities, and variable and floating rate instruments.Under normal circumstances, the Fund will invest at least 80% of its Assets in “core plus” debt securities and instruments, defined as U.S. investment grade or securities that are unrated but deemed by the adviser to be of comparable quality (unrated equivalent), U.S. below investment grade (or the unrated equivalent), and foreign and emerging markets debt (either investment grade or below investment grade (or their unrated equivalents)).“Assets” means net assets plus the amount of borrowings for investment purposes. Under normal conditions, at least 70% of the Fund’s net assets must be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization (NRSRO) or the unrated equivalent. The Fund will not invest more than 30% of its net assets in below investment grade securities (or the unrated equivalent) under normal conditions. Up to 25% of the Fund’s net assets may be invested in foreign securities including sovereign and agency debt. The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three years” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The Fund may invest across the full range of market sectors. As of the date of this prospectus, ranges for certain broad market sectors are as follows. The Fund may change these ranges if the Fund’s adviser, J.P. Morgan Investment Management Inc. determines in its discretion that the market environment has significantly changed.Market SectorMinMaxU.S. Treasury & Agency10%50%U.S. Agency Residential Mortgage-Backed Securities10%30%Asset-Backed Securities0%20%Commercial Mortgage-Backed Securities0%20%Investment Grade Corporate Debt Securities20%50%High Yield Corporate Debt0%20%Emerging Markets Debt0%15%The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 70% of the Fund’s net assets must be invested in securities that, at the time of purchase, are rated investment grade by a NRSRO or in securities that are unrated but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal conditions, invest more than 30% of its net assets in below investment grade securities (or the unrated equivalent). Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. Up to 25% of the Fund’s net assets may be invested in foreign securities. Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets), but do not include collateralized loan obligations (CLOs) that are denominated in U.S. dollars. Such investments may include below investment grade securities or the unrated equivalent subject to the limitations on below investment grade securities described above. The Fund’s investments may include securities denominated in foreign currencies. Currently, the Fund anticipates at least 85% of the Fund’s net assets will be denominated in U.S. dollars or hedged back to U.S. dollars. However, from time to time, the Fund may have greater exposure to non-U.S. dollar investments to take advantage of market conditions. The Fund may invest a significant portion of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities. The Fund expects to invest no more than 25% of its assets in “sub-prime” mortgage-related securities at the time of purchase. The Fund may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forward contracts as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In addition to the mortgage dollar rolls as described above, the Fund may utilize other relative value strategies involving credit derivatives on a single security or instrument or on indices of securities or instruments, combinations of derivatives, and combinations of derivatives and fixed income securities. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non-dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies. Investment Process: The adviser uses both a top down and bottom up research process as well as a combination of fundamental and quantitative inputs to allocate the Fund’s assets among a range of sectors. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis to address the Fund’s dual objective of seeking total return and preservation of capital. Such analysis includes an evaluation of interest rate risk, credit risk, duration, liquidity, currency risk, legal provisions and the structure of the transaction. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes the issuer’s credit quality or the investment’s valuation will materially deteriorate or when the adviser believes that there is better relative value available in the market in other investments. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on certain issuers or countries in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers or countries that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers or countries that may be positively impacted by such factors.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund principally invests in traditional fixed income sectors (for example, investment grade corporate bonds), while also having the flexibility to allocate its assets to extended sectors such as below investment grade securities (also known as high yield or junk bonds) and foreign and emerging markets debt. The Fund may invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities, mortgage TBAs, private placements, restricted securities and other unregistered securities, and variable and floating rate instruments.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its Assets in “core plus” debt securities and instruments, defined as U.S. investment grade or securities that are unrated but deemed by the adviser to be of comparable quality (unrated equivalent), U.S. below investment grade (or the unrated equivalent), and foreign and emerging markets debt (either investment grade or below investment grade (or their unrated equivalents)).
A C I Shares [Member] | JPMorgan Strategic Income Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund has an absolute return orientation which means that it is not managed relative to an index. The Fund attempts to achieve a positive total return in diverse market environments over time. In connection with this strategy, the Fund has flexibility to allocate its assets among a broad range of fixed income securities and derivatives as well as in a single or limited number of strategies/sectors including cash, money market instruments (including money market funds) and short-term investments. In particular, the Fund may invest all or substantially all of its assets in cash and short-term investments consistent with its absolute return orientation. Total return is a combination of capital appreciation and current income. “Strategic” in the Fund’s name means that the Fund, in addition to seeking current income as an element of total return, will also seek capital appreciation as an element of total return. The Fund may invest in a wide range of debt securities of issuers from the U.S. and other markets, both developed and emerging, as well as derivatives. Investments may be issued or guaranteed by a wide variety of entities including governments and their agencies, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide a high total return over time. The Fund may also invest in convertible securities, preferred securities, and equity securities that the adviser believes will produce income or generate return. The Fund may also use futures contracts, options, swaps, and foreign currency transactions for hedging, risk management, or to attempt to increase income and gain to the Fund. Swaps may be structured as credit default swaps (CDSs) on individual securities or a basket or index of securities, interest rate swaps, total return swaps and price lock swaps. The Fund may invest up to 100% of its total assets in securities that are rated below investment grade (junk bonds) or the unrated equivalent. The "unrated equivalent" refers to securities that are unrated but deemed by the adviser to be of comparable quality. The adviser uses the following six strategy/sector allocations in managing the Fund. ●Cash — includes cash, money market instruments, and other short-term investments of high quality. ●Rates management — includes traditional fixed income securities as well as derivatives to actively manage duration, yields and the effect changes in interest rates may have. ●Credit securities — includes the full spectrum of investment and non-investment grade debt securities. Ordinarily, the Fund will invest no more than 75% of its total assets in credit securities. ●Relative value strategies — includes fixed income relative value strategies such as credit-oriented trades, mortgage dollar rolls, derivatives, long/short strategies, and other combinations of fixed income securities and derivatives. ●Foreign and emerging market securities — includes the full range of securities of issuers from developed and emerging markets. Ordinarily, the Fund will invest no more than 50% of its total assets in foreign and emerging market securities. ●Non-traditional income — includes convertible securities, preferred securities, and equity stocks that the adviser believes will produce income or generate return. Ordinarily, the Fund will invest no more than 35% of its total assets in such securities. In buying and selling investments for the Fund, the adviser uses both security selection and derivatives to adjust allocations among each of the above strategies/sectors with an absolute return orientation. For each strategy/sector, sector specialists provide security research and recommendations to the lead portfolio managers. The Fund’s investments will not necessarily be allocated among all six strategies/sectors at any given time. Rather, the Fund uses a flexible asset allocation approach that permits the adviser to invest in a single strategy/sector or only a few strategies/sectors, consistent with the limitations identified above. Due to the Fund’s flexible allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy/sector may become more pronounced when the Fund utilizes a single strategy/sector or only a few strategies/sectors. As part of its security selection process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives structured as futures, options, swaps and price locks as part of its rate management and relative value strategies and to gain or adjust exposure to markets, sectors, securities, and currencies. The Fund uses CDSs to initiate long exposures (overweights) in areas of the market that the adviser believes are attractively valued and short positions (underweights) in areas that the adviser believes are not attractive from a valuation perspective. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions including currency options and forward foreign currency contracts to hedge non-dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies. The Fund may also use derivatives either alone or in combination with securities as part of its “relative value” strategies. Relative value strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund’s relative value strategies use combinations of securities and investments and include: (1) credit-oriented trades such as purchasing a CDS related to one bond or set of bonds and selling a CDS on a similar bond or set of bonds, (2) mortgage-dollar rolls in which the Fund sells mortgage-backed securities and the same time contracts to buy back very similar securities on a future date, (3) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (4) other combinations of fixed income securities and derivatives. The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations, principal-only and interest-only stripped mortgage-backed securities and mortgage pass-through securities including mortgage TBAs. The Fund may also invest in asset-backed securities and structured investments issued by private issuers and issuers identified with the U.S. government. The Fund may also invest in credit risk transfer securities and credit-linked notes. The Fund may invest in a broad variety of securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short. The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. The Fund may invest in common shares or preferred shares of unaffiliated closed-end funds. The Fund may invest any portion of its total assets in cash and cash equivalents. The Fund may invest in exchange traded funds (ETFs) in order to gain exposure to particular foreign markets or asset classes. The ETFs in which the Fund may invest include registered investment companies that seek to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries. The Fund may invest in municipal securities and inflation-linked securities such as Treasury Inflation Protected Securities (TIPS). The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Strategic” in the Fund’s name means that the Fund, in addition to seeking current income as an element of total return, will also seek capital appreciation as an element of total return.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund has an absolute return orientation which means that it is not managed relative to an index. The Fund attempts to achieve a positive total return in diverse market environments over time. In connection with this strategy, the Fund has flexibility to allocate its assets among a broad range of fixed income securities and derivatives as well as in a single or limited number of strategies/sectors including cash, money market instruments (including money market funds) and short-term investments.
R6 Shares [Member] | JPMorgan Corporate Bond Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund mainly invests in corporate bonds that are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality. Under normal circumstances, the Fund invests at least 80% of its assets in corporate bonds. “Assets” means net assets plus the amount of borrowings for investment purposes. A “corporate bond” is defined as a debt security issued by a corporation or non-governmental entity with a maturity of 90 days or more at the time of its issuance. As part of its principal strategy, the Fund invests in corporate bonds structured as corporate debt securities, debt securities of real estate investment trusts (REITs) and master limited partnerships (MLPs), public or private placements, restricted securities and other unregistered securities.The Fund is managed relative to the Bloomberg US Corporate Index (the benchmark). Under normal circumstances, the Fund’s duration is the duration of the benchmark, plus or minus one year. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five years” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of May 29, 2026, the duration of the benchmark was 6.76 years. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark at the time of investment, the Fund may invest up to 35% of its total assets in that industry. The Fund may invest in U.S. dollar-denominated securities of foreign issuers. In addition, up to 20% of the Fund’s total assets may be invested in securities rated below investment grade or unrated securities deemed by the adviser to be of comparable quality (also known as junk bonds or high yield bonds) and securities denominated in foreign currencies (some of which may be below investment grade securities). The Fund’s investments in high yield securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. The Fund seeks to hedge its non-dollar investments back to the U.S. dollar, but may not always be able to do so. In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and currency derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may invest in futures and swaps structured as interest rate swaps to manage duration relative to the benchmark. The Fund may also utilize foreign currency derivatives such as currency forwards, futures, and foreign exchange swaps to hedge its non-dollar investments back to the U.S. dollar. Although the Fund predominantly invests in corporate bonds, the Fund may also invest in U.S. Treasury securities including for cash management purposes and for duration management. The adviser buys and sells investments for the Fund using a three part process that includes determining: (1) macro credit strategy, (2) sector strategy, and (3) security strategy. In establishing the Fund’s macro credit strategy, the adviser evaluates fundamental, technical and valuation factors, along with macro themes from the adviser’s broader fixed income team, to determine the view on risk for the Fund overall. In the second component of the process, the adviser evaluates sectors based on a blend of top down analysis, including relative value judgments, and bottom up fundamental analysis of companies and their respective sectors to determine sector weightings. The third component of the process focuses on an evaluation of individual companies based on fundamental credit metrics, as well as a review of each company’s competitive environment, event risk and technical factors such as supply, liquidity of debt issued by the company and equity performance. As part of its security strategy, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. Based on the three part process, the adviser overweights and underweights its sector and security investments relative to the benchmark. As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Assets” means net assets plus the amount of borrowings for investment purposes. A “corporate bond” is defined as a debt security issued by a corporation or non-governmental entity with a maturity of 90 days or more at the time of its issuance. As part of its principal strategy, the Fund invests in corporate bonds structured as corporate debt securities, debt securities of real estate investment trusts (REITs) and master limited partnerships (MLPs), public or private placements, restricted securities and other unregistered securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund mainly invests in corporate bonds that are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) to be of comparable quality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets in corporate bonds.
R6 Shares [Member] | JPMorgan Floating Rate Income Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund invests mainly in floating rate debt instruments issued by corporations. These investments include leveraged loan assignments and participations (Loans) and commitments to purchase Loans (Unfunded Commitments). Loans will typically consist of senior secured floating rate loans (Senior Secured Loans) but may also include unsecured loans, second lien loans, bridge loans or loans that are junior or subordinated (Junior Loans). Leveraged loans generally are rated below investment grade or are considered by the adviser to be below investment grade debt securities (also known as “junk bonds,” “high yield securities” and “non-investment grade bonds”). In addition to investing in Loans, as part of its principal strategy, the Fund may also invest in other floating rate high yield securities such as corporate bonds. In addition, the Fund may invest in other corporate debt securities, warrants and rights, convertible securities, common stock, preferred stock and cash equivalents.Under normal circumstances, the Fund will invest at least 80% of its Assets in floating rate instruments.For purposes of this policy, “floating rate instruments” are floating rate loans, convertible securities, corporate bonds, preferred shares, other floating rate debt instruments, money market funds and equity securities (or rights to acquire securities) that are structured to pay a floating rate of interest or income. “Assets” means net assets plus the amount of borrowings for investment purposes.The Fund may invest up to 100% of the Fund’s total assets in below investment grade securities or unrated securities that the adviser deems to be of equivalent quality. Such securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. Generally, the Fund will not invest, at the time of investment, more than 40% of total assets in securities rated CCC+/Caa1 or lower or unrated securities deemed to be of equivalent quality to such securities. The Fund generally invests in securities issued in U.S. dollars including U.S. dollar-denominated securities issued by foreign corporations and U.S. affiliates of foreign corporations. Up to 20% of the Fund’s total assets may be invested in non-U.S. dollar denominated securities in foreign and “emerging markets.” Generally, the Fund attempts to minimize currency exposure to foreign currencies through hedging. Because of the nature of the Fund’s investments, the Fund may, from time to time, acquire securities and instruments related to its holdings that are issued in connection with amendments, waivers, conversions, exchanges, warrants, and rights offerings, as well as bankruptcy reorganizations and other financial or other corporate reorganizations. These securities and instruments include the types of securities that the Fund invests in directly as part of its principal strategy such as Loans, common stock, preferred stock, warrants and rights, corporate bonds, and notes, as well as other types of securities and instruments such as pay-in-kind (PIK) notes, zero-coupon notes, and private placements. In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, forwards and other foreign currency transactions in the management of portfolio investments. The Fund may also use such derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In particular, the Fund may use swaps structured as credit default swaps related to individual Loans or other securities or indexes of Loans or securities to gain or limit exposure to Loans and other securities, to mitigate risk exposure and to manage cash flow needs. In addition, the Fund may use currency derivatives to hedge non-dollar investments back to the U.S. dollar. The adviser buys and sells securities and investments for the Fund through a value-oriented, bottom-up research process that utilizes fundamental credit analysis to identify favorable and unfavorable risk/reward opportunities across sectors, industries and structures while minimizing credit risk. Such fundamental credit analysis includes focusing on the issuer’s underlying business prospects, capital requirements, capital structure, collateral, covenants, enterprise value, liquidity and management. The adviser strives to mitigate credit risk with research of sectors and issuers and will search for opportunities in inefficient sectors of the market where credit ratings have not caught up with fundamentals. The adviser’s fundamental analysis will be complemented by its macroeconomic insights as they relate to factors such as default rates and capital market liquidity. In addition to traditional fundamental credit and valuation analysis for distressed debt investments, the adviser focuses on identifying the cause (or potential causes) of a company’s distress and identifying catalysts that drive value creation and downside risk. To assess downside risk and upside potential of a particular investment, the adviser generally focuses on analyzing the potential volatility of a company’s enterprise value relative to the leveraged market value of the prospective or current investment. As part of its credit analysis, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on certain issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, “floating rate instruments” are floating rate loans, convertible securities, corporate bonds, preferred shares, other floating rate debt instruments, money market funds and equity securities (or rights to acquire securities) that are structured to pay a floating rate of interest or income. “Assets” means net assets plus the amount of borrowings for investment purposes.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests mainly in floating rate debt instruments issued by corporations. These investments include leveraged loan assignments and participations (Loans) and commitments to purchase Loans (Unfunded Commitments). Loans will typically consist of senior secured floating rate loans (Senior Secured Loans) but may also include unsecured loans, second lien loans, bridge loans or loans that are junior or subordinated (Junior Loans). Leveraged loans generally are rated below investment grade or are considered by the adviser to be below investment grade debt securities (also known as “junk bonds,” “high yield securities” and “non-investment grade bonds”). In addition to investing in Loans, as part of its principal strategy, the Fund may also invest in other floating rate high yield securities such as corporate bonds. In addition, the Fund may invest in other corporate debt securities, warrants and rights, convertible securities, common stock, preferred stock and cash equivalents.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its Assets in floating rate instruments.
R6 Shares [Member] | JPMorgan Global Bond Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing across sectors in developed and emerging markets located around the world. The Fund is flexible and opportunistic. Because the Fund is not managed to a benchmark, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) has broad discretion to shift the Fund’s exposure to strategies, sectors, countries or currencies based on changing market conditions and its view of the best mix of investment opportunities. In buying and selling investments for the Fund, the adviser allocates the Fund’s exposure to strategies, sectors, countries, and currencies based on the adviser’s analysis of individual investments and broader economic conditions in individual countries, regions and the world. This allows the adviser to take a conservative approach during uncertain periods and move into higher risk opportunities as market conditions improve, which may result in the Fund focusing in only a few markets and sectors. The Fund’s focus may change from time to time. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers or countries in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers or countries that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers or countries that may be positively impacted by such factors. Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds. “Assets” means net assets plus the amount of borrowings for investment purposes. Under normal circumstances, the Fund will invest at least 40% of its total assets in countries other than the United States (Non-U.S. Countries) unless the adviser determines, in its sole discretion, that conditions are not favorable. If the adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in Non-U.S. Countries provided that the Fund will not invest less than 30% of its total assets in Non-U.S. Countries under normal circumstances except for temporary defensive purposes. The Fund may invest in developed or emerging markets. Emerging markets currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries and Hong Kong. In managing the Fund, the adviser will invest in issuers in at least three countries other than the U.S. under normal circumstances. The Fund may invest a substantial part of its assets in just one country and is not required to allocate its investments in any set percentages in any particular countries. Currently, the Fund anticipates that it will invest no more than 50% of its total assets in non-dollar denominated securities but may invest more from time to time to take advantage of market conditions. Although the Fund has the flexibility to invest without limit in securities that are rated below investment grade (also known as junk bonds or high yield securities), or the unrated equivalent, the Fund generally invests at least 25% of the Fund’s total assets in investments that, at the time of purchase are rated investment grade or the unrated equivalent. The "unrated equivalent" refers to securities that are unrated but deemed by the adviser to be of comparable quality. The Fund has flexibility to decrease the percentage of assets invested in investment grade securities at any time to take advantage of higher risk opportunities when market conditions are improving. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments. The Fund currently seeks to maintain a duration of eight years or less, although the Fund has the flexibility to maintain a longer duration under certain market conditions such as significant volatility in interest rates and spreads. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As part of its principal investment strategy, the Fund may invest in fixed and floating rate debt securities issued in developed and emerging markets. These securities may include debt securities issued by governments and their agencies, state and provincial governmental entities, supranational organizations, corporations, and banks. The Fund may also use currency-related transactions involving currency derivatives as part of its primary investment strategy. A derivative is an instrument that has a value based on another instrument, exchange rate or index. The Fund may use currency derivatives including foreign forward currency contracts (including non-deliverable forwards) and currency options for hedging or to gain or manage exposure to currencies or securities. The adviser has flexibility to significantly increase the Fund’s exposure to securities or currencies through the use of currency derivatives. The Fund is not required to hedge its non-dollar investment back to the U.S. dollar through the use of derivatives, but may do so from time to time as part of its strategy. In addition to currency derivatives, the Fund may use other fixed income and credit derivatives including futures contracts, options, and swaps (including credit default swaps). The Fund may use derivatives as substitutes for securities in which the Fund can invest. The Fund may also use derivatives for hedging purposes (for example, to take synthetic short positions to decrease exposure to certain securities, markets or currencies), to seek to increase gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies. A significant portion of the Fund’s assets may be invested in asset-backed, mortgage-related and mortgage-backed securities. Such securities may be structured as collateralized mortgage obligations and stripped mortgage-backed securities, including those structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may also invest in structured investments including credit linked notes (CLNs) for which the reference instrument is an emerging markets or developed markets debt instrument, adjustable rate mortgage loans (ARMs), and custodial receipts. The Fund may invest a significant amount of its assets in “sub-prime” mortgage-related securities. The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund may invest in mortgage pass-through securities including mortgage securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short. The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers. The Fund may also invest in synthetic variable rate instruments, when-issued securities, delayed delivery securities, forward commitments, zero-coupon securities, pay-in-kind securities, inverse floating rate securities, short-term funding agreements, and deferred payment securities. As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing across sectors in developed and emerging markets located around the world. The Fund is flexible and opportunistic. Because the Fund is not managed to a benchmark, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) has broad discretion to shift the Fund’s exposure to strategies, sectors, countries or currencies based on changing market conditions and its view of the best mix of investment opportunities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its Assets in bonds.
R6 Shares [Member] | JPMorgan Income Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective by investing opportunistically among multiple debt markets and sectors that the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) believes have high potential to produce income and have low correlations to each other in order to manage risk. The Fund is flexible and not managed to a benchmark. This allows the Fund to shift its allocations based on changing market conditions, which may result in investing in a single or multiple markets and sectors. The Fund also uses a strategy of managing distributions throughout the year to help reduce fluctuations in monthly dividends. “Income” in the Fund’s name refers to the Fund’s strategy of seeking to provide a predictable level of dividend income by investing opportunistically across different markets and sectors and utilizing income management strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity. The Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets, including countries whose economies are less developed (emerging markets). The Fund invests primarily in U.S. dollar denominated securities, although the Fund may also invest in non-dollar denominated securities. The Fund currently anticipates that it will invest no more than 10% of its total assets in non-dollar denominated securities, although, from time to time, the Fund may invest a greater percentage of its assets in non-dollar denominated securities to take advantage of market conditions. In connection with managing volatility, the Fund seeks to maintain a duration of ten years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than ten years. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of three years means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). Although the Fund has the flexibility to invest above 65% of its total assets in investments that are rated below investment grade (also known as junk bonds or high yield securities) or are unrated but deemed by the adviser to be of comparable quality (unrated equivalent) to take advantage of market opportunities, under normal market conditions the Fund invests at least 35% of its total assets in investments that, at the time of purchase, are rated investment grade or the unrated equivalent. Below investment grade securities may include so-called “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. A significant portion of the Fund’s assets may be invested in asset-backed securities, mortgage-related securities and mortgage-backed securities. Such securities may be structured as collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund also may invest in inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. The Fund may also invest in structured investments and adjustable rate mortgage loans (ARMs). The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities. The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund may also invest in mortgage pass-through securities including securities eligible to be sold on the “to-be-announced” or TBA market (mortgage TBAs). The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short. The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers. The Fund may invest in loan participations and assignments (Loans) and commitments to purchase Loans (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. The Fund may also invest in convertible securities and preferred stock that the adviser believes will produce income or generate return. The Fund also may use bank obligations, commercial paper, corporate debt securities, custodial receipts, inverse floating rate instruments, municipal securities, private placements, restricted securities and other unregistered securities, real estate investment trusts (REITs), short-term funding agreements, when-issued securities, delayed delivery securities and forward commitments, and zero-coupon, pay-in-kind and deferred payment securities. The securities in which the Fund invests may include debt securities issued by governments and their agencies, supranational organizations, corporations, and banks. The Fund has flexibility to utilize derivatives and at times, use of such derivatives may be a principal strategy. Derivatives are instruments that have a value based on another instrument, exchange rate or index. Derivatives will be used primarily for hedging, including duration hedging, but may also be used as substitutes for securities in which the Fund can invest. Such derivatives may include futures contracts, options, swaps including interest rate and credit default swaps, and forward contracts. The Fund may also use derivatives for other hedging purposes (e.g., decreasing or increasing exposure to certain securities), to increase income and gain to the Fund, as part of its risk management process by establishing or adjusting exposure to particular securities, markets or currencies and/or to manage cash flows. As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s assets may be invested in cash and cash equivalents. In buying and selling investments for the Fund, the adviser uses a flexible, opportunistic approach that combines strategy and sector rotation (asset allocation). Strategy rotation refers to the shifting of investments among the multiple debt markets in which the Fund may invest. Sector rotation refers to the shifting of investments from one or more sectors (for example, high yield) into one or more other sectors (for example, emerging markets). For each strategy/sector, dedicated specialists provide security research and recommendations to the lead portfolio managers. Buy and sell decisions are based on fundamental, quantitative and technical analysis, including the expected potential to generate income. As part of its risk management strategy, the adviser typically will invest in multiple strategies/sectors, but, as part of the Fund’s opportunistic strategy, the adviser has flexibility to invest in a single or small number of strategies/sectors from time to time. Due to the Fund’s flexible asset allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments. Generally, the adviser will sell a security when, based on fundamental, quantitative and technical analysis and the considerations described above, the adviser believes the issuer’s credit quality will deteriorate materially or when the adviser believes that there is better relative value available in the market in securities of comparable quality. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers or countries in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers or countries that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers or countries that may be positively impacted by such factors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Income” in the Fund’s name refers to the Fund’s strategy of seeking to provide a predictable level of dividend income by investing opportunistically across different markets and sectors and utilizing income management strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its objective by investing opportunistically among multiple debt markets and sectors that the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) believes have high potential to produce income and have low correlations to each other in order to manage risk.
R6 Shares [Member] | JPMorgan Short Duration Core Plus Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Consistent with the Fund’s dual objective of seeking total return and preservation of capital, the Fund uses a multi-sector strategy in order to create a diversified portfolio that generates total return while managing risk. The Fund principally invests in traditional fixed income sectors (for example, investment grade corporate bonds), while also having the flexibility to allocate its assets to extended sectors such as below investment grade securities (also known as high yield or junk bonds) and foreign and emerging markets debt. The Fund may invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities, mortgage TBAs, private placements, restricted securities and other unregistered securities, and variable and floating rate instruments.Under normal circumstances, the Fund will invest at least 80% of its Assets in “core plus” debt securities and instruments, defined as U.S. investment grade or securities that are unrated but deemed by the adviser to be of comparable quality (unrated equivalent), U.S. below investment grade (or the unrated equivalent), and foreign and emerging markets debt (either investment grade or below investment grade (or their unrated equivalents)).“Assets” means net assets plus the amount of borrowings for investment purposes. Under normal conditions, at least 70% of the Fund’s net assets must be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization (NRSRO) or the unrated equivalent. The Fund will not invest more than 30% of its net assets in below investment grade securities (or the unrated equivalent) under normal conditions. Up to 25% of the Fund’s net assets may be invested in foreign securities including sovereign and agency debt. The Fund seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than three years. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three years” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The Fund may invest across the full range of market sectors. As of the date of this prospectus, ranges for certain broad market sectors are as follows. The Fund may change these ranges if the Fund’s adviser, J.P. Morgan Investment Management Inc. determines in its discretion that the market environment has significantly changed.Market SectorMinMaxU.S. Treasury & Agency10%50%U.S. Agency Residential Mortgage-Backed Securities10%30%Asset-Backed Securities0%20%Commercial Mortgage-Backed Securities0%20%Investment Grade Corporate Debt Securities20%50%High Yield Corporate Debt0%20%Emerging Markets Debt0%15%The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 70% of the Fund’s net assets must be invested in securities that, at the time of purchase, are rated investment grade by a NRSRO or in securities that are unrated but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal conditions, invest more than 30% of its net assets in below investment grade securities (or the unrated equivalent). Such securities may include so called “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries. Up to 25% of the Fund’s net assets may be invested in foreign securities. Foreign securities include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers in countries whose economies are less developed (emerging markets), but do not include collateralized loan obligations (CLOs) that are denominated in U.S. dollars. Such investments may include below investment grade securities or the unrated equivalent subject to the limitations on below investment grade securities described above. The Fund’s investments may include securities denominated in foreign currencies. Currently, the Fund anticipates at least 85% of the Fund’s net assets will be denominated in U.S. dollars or hedged back to U.S. dollars. However, from time to time, the Fund may have greater exposure to non-U.S. dollar investments to take advantage of market conditions. The Fund may invest a significant portion of its assets in mortgage-related and mortgage-backed securities at the adviser’s discretion. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, and mortgage pass-through securities. The Fund expects to invest no more than 25% of its assets in “sub-prime” mortgage-related securities at the time of purchase. The Fund may also enter into “dollar rolls” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forward contracts as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to increase income or gain to the Fund. In addition to the mortgage dollar rolls as described above, the Fund may utilize other relative value strategies involving credit derivatives on a single security or instrument or on indices of securities or instruments, combinations of derivatives, and combinations of derivatives and fixed income securities. The Fund may also utilize foreign currency derivatives such as currency forwards to hedge its non-dollar investments back to the U.S. dollar or use such derivatives to gain or adjust exposure to particular foreign securities, markets or currencies. Investment Process: The adviser uses both a top down and bottom up research process as well as a combination of fundamental and quantitative inputs to allocate the Fund’s assets among a range of sectors. In buying and selling investments for the Fund, the adviser looks for market sectors and individual securities that it believes will perform well over time. The adviser selects individual securities after performing a risk/reward analysis to address the Fund’s dual objective of seeking total return and preservation of capital. Such analysis includes an evaluation of interest rate risk, credit risk, duration, liquidity, currency risk, legal provisions and the structure of the transaction. Generally, the adviser will sell a security when, based on fundamental credit analysis and the considerations described above, the adviser believes the issuer’s credit quality or the investment’s valuation will materially deteriorate or when the adviser believes that there is better relative value available in the market in other investments. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on certain issuers or countries in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers or countries that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers or countries that may be positively impacted by such factors.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund principally invests in traditional fixed income sectors (for example, investment grade corporate bonds), while also having the flexibility to allocate its assets to extended sectors such as below investment grade securities (also known as high yield or junk bonds) and foreign and emerging markets debt. The Fund may invest in corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities, mortgage TBAs, private placements, restricted securities and other unregistered securities, and variable and floating rate instruments.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its Assets in “core plus” debt securities and instruments, defined as U.S. investment grade or securities that are unrated but deemed by the adviser to be of comparable quality (unrated equivalent), U.S. below investment grade (or the unrated equivalent), and foreign and emerging markets debt (either investment grade or below investment grade (or their unrated equivalents)).
R5 R6 Shares [Member] | JPMorgan Emerging Markets Debt Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of the value of its Assets in emerging market debt investments.“Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed (emerging markets). This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. The Fund invests in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.These securities may be of any maturity and quality, but under normal market conditions the Fund’s duration will generally be similar to that of the J.P. Morgan Emerging Markets Bond Index Global Diversified. Duration is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three years” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of May 29, 2026, the duration of the J.P. Morgan Emerging Markets Bond Index Global Diversified was 6.29 years, although the duration will vary in the future. The Fund does not have any minimum quality rating and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and foreign currency derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of such derivatives, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies. In making investment decisions for the Fund, the adviser establishes overweight and underweight positions versus the J.P. Morgan Emerging Markets Bond Index Global Diversified based on weighted spread duration. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country of bonds and U.S. Treasury securities. Generally, the prices of a specific sector or country of bonds will increase when spreads tighten and decrease when spreads widen. The adviser uses top down macroeconomic research to assess the general market conditions that may cause spreads to tighten or widen in the countries and sectors where the Fund invests. Based on this top down research, the adviser establishes overweight positions in countries and sectors that it believes are more likely to benefit from tightening spreads and underweight positions in countries and sectors that it believes are more likely to be negatively impacted by widening spreads, a process that is referred to as weighted spread duration. To implement these overweight and underweight positions, the adviser uses bottom up fundamental research to evaluate the relative attractiveness of the individual securities in each country and sector. The adviser is value oriented and this bottom up fundamental research is based on a quantitative assessment of an issuer’s cash flows, debt structure, debt ratios and profitability and a qualitative assessment of how each issuer will perform relative to other issuers in the country or sector. Generally, the adviser will sell a security when, based on the considerations described above, the adviser believes that there is better relative value available in the country or sector in securities of comparable quality, or when the adviser believes the issuer’s credit quality will deteriorate materially. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers or countries in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers or countries that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers or countries that may be positively impacted by such factors.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed (emerging markets). This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. The Fund invests in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may also invest in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of the value of its Assets in emerging market debt investments.
R5 R6 Shares [Member] | JPMorgan Strategic Income Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund has an absolute return orientation which means that it is not managed relative to an index. The Fund attempts to achieve a positive total return in diverse market environments over time. In connection with this strategy, the Fund has flexibility to allocate its assets among a broad range of fixed income securities and derivatives as well as in a single or limited number of strategies/sectors including cash, money market instruments (including money market funds) and short-term investments. In particular, the Fund may invest all or substantially all of its assets in cash and short-term investments consistent with its absolute return orientation. Total return is a combination of capital appreciation and current income. “Strategic” in the Fund’s name means that the Fund, in addition to seeking current income as an element of total return, will also seek capital appreciation as an element of total return. The Fund may invest in a wide range of debt securities of issuers from the U.S. and other markets, both developed and emerging, as well as derivatives. Investments may be issued or guaranteed by a wide variety of entities including governments and their agencies, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide a high total return over time. The Fund may also invest in convertible securities, preferred securities, and equity securities that the adviser believes will produce income or generate return. The Fund may also use futures contracts, options, swaps, and foreign currency transactions for hedging, risk management, or to attempt to increase income and gain to the Fund. Swaps may be structured as credit default swaps (CDSs) on individual securities or a basket or index of securities, interest rate swaps, total return swaps and price lock swaps. The Fund may invest up to 100% of its total assets in securities that are rated below investment grade (junk bonds) or the unrated equivalent. The "unrated equivalent" refers to securities that are unrated but deemed by the adviser to be of comparable quality. The adviser uses the following six strategy/sector allocations in managing the Fund. ●Cash — includes cash, money market instruments, and other short-term investments of high quality. ●Rates management — includes traditional fixed income securities as well as derivatives to actively manage duration, yields and the effect changes in interest rates may have. ●Credit securities — includes the full spectrum of investment and non-investment grade debt securities. Ordinarily, the Fund will invest no more than 75% of its total assets in credit securities. ●Relative value strategies — includes fixed income relative value strategies such as credit-oriented trades, mortgage dollar rolls, derivatives, long/short strategies, and other combinations of fixed income securities and derivatives. ●Foreign and emerging market securities — includes the full range of securities of issuers from developed and emerging markets. Ordinarily, the Fund will invest no more than 50% of its total assets in foreign and emerging market securities. ●Non-traditional income — includes convertible securities, preferred securities, and equity stocks that the adviser believes will produce income or generate return. Ordinarily, the Fund will invest no more than 35% of its total assets in such securities. In buying and selling investments for the Fund, the adviser uses both security selection and derivatives to adjust allocations among each of the above strategies/sectors with an absolute return orientation. For each strategy/sector, sector specialists provide security research and recommendations to the lead portfolio managers. The Fund’s investments will not necessarily be allocated among all six strategies/sectors at any given time. Rather, the Fund uses a flexible asset allocation approach that permits the adviser to invest in a single strategy/sector or only a few strategies/sectors, consistent with the limitations identified above. Due to the Fund’s flexible allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy/sector may become more pronounced when the Fund utilizes a single strategy/sector or only a few strategies/sectors. As part of its security selection process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund uses derivatives structured as futures, options, swaps and price locks as part of its rate management and relative value strategies and to gain or adjust exposure to markets, sectors, securities, and currencies. The Fund uses CDSs to initiate long exposures (overweights) in areas of the market that the adviser believes are attractively valued and short positions (underweights) in areas that the adviser believes are not attractive from a valuation perspective. In certain market environments, the Fund may use interest rate swaps and futures contracts to help protect its portfolio from interest rate risk. The Fund may also utilize foreign currency transactions including currency options and forward foreign currency contracts to hedge non-dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies. The Fund may also use derivatives either alone or in combination with securities as part of its “relative value” strategies. Relative value strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund’s relative value strategies use combinations of securities and investments and include: (1) credit-oriented trades such as purchasing a CDS related to one bond or set of bonds and selling a CDS on a similar bond or set of bonds, (2) mortgage-dollar rolls in which the Fund sells mortgage-backed securities and the same time contracts to buy back very similar securities on a future date, (3) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (4) other combinations of fixed income securities and derivatives. The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations, principal-only and interest-only stripped mortgage-backed securities and mortgage pass-through securities including mortgage TBAs. The Fund may also invest in asset-backed securities and structured investments issued by private issuers and issuers identified with the U.S. government. The Fund may also invest in credit risk transfer securities and credit-linked notes. The Fund may invest in a broad variety of securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short. The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. The Fund may invest in common shares or preferred shares of unaffiliated closed-end funds. The Fund may invest any portion of its total assets in cash and cash equivalents. The Fund may invest in exchange traded funds (ETFs) in order to gain exposure to particular foreign markets or asset classes. The ETFs in which the Fund may invest include registered investment companies that seek to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries. The Fund may invest in municipal securities and inflation-linked securities such as Treasury Inflation Protected Securities (TIPS). The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	“Strategic” in the Fund’s name means that the Fund, in addition to seeking current income as an element of total return, will also seek capital appreciation as an element of total return.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund has an absolute return orientation which means that it is not managed relative to an index. The Fund attempts to achieve a positive total return in diverse market environments over time. In connection with this strategy, the Fund has flexibility to allocate its assets among a broad range of fixed income securities and derivatives as well as in a single or limited number of strategies/sectors including cash, money market instruments (including money market funds) and short-term investments.